Shareholder Report, Average Annual Return (Details)	12 Months Ended	51 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
Putnam Sustainable Future ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Future ETF (NAV)
Average Annual Return, Percent	3.52%	0.47%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.84%	11.12%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	26.42%	8.27%